Quarterly Financial Summary (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following tables summarize the Company’s quarterly financial results during the years ended December 31, 2020 and 2019:

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$125,554	$115,641	$130,675	$124,050
Gross profit	37,704	34,872	40,831	37,546
Operating income	11,974	9,845	18,754	10,993
Net income (loss) from continuing operations	(3,347)	34,317	(22,658)	45,968
Net income (loss) from discontinued operations, net of tax	3,856	(18,071)	30,470	(352,239)
Net (loss) income	509	16,246	7,812	(306,271)
Less: Net (loss) income attributable to the noncontrolling interest - discontinued operations	285	321	298	(3,837)
Net income (loss) attributable to Ecovyst Inc.	224	15,925	7,514	(302,434)
Earnings (loss) per common share - basic
Continuing operations	$(0.03)	$0.25	$(0.17)	$0.34
Discontinued operations	$0.03	$(0.13)	$0.23	$(2.57)
Net earnings (loss) per share - basic	$—	$0.12	$0.06	$(2.23)
Earnings (loss) per common share - diluted:
Continuing operations	$(0.03)	$0.25	$(0.17)	$0.34
Discontinued operations	$0.03	$(0.13)	$0.23	$(2.56)
Net earnings (loss) per share - diluted	$—	$0.12	$0.06	$(2.22)
Weighted average shares outstanding:
Basic	135,240,897	135,083,126	135,106,969	135,406,081
Diluted	135,240,897	135,671,830	135,106,969	136,284,272

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$121,709	$138,148	$143,947	$128,943
Gross profit	33,895	45,034	49,984	38,297
Operating income	11,650	18,346	24,811	11,160
Net income from continuing operations	(406)	7,330	14,264	9,932
Net income (loss) from discontinued operations, net of tax	3,850	23,393	12,546	9,401
Net income	3,444	30,723	26,810	19,333
Less: Net income attributable to the noncontrolling interest - discontinued operations	290	145	106	230
Net income attributable to Ecoyvst Inc.	3,154	30,578	26,704	19,103
Earnings (loss) per common share - basic:
Continuing operations	$—	$0.06	$0.11	$0.07
Discontinued operations	$0.02	$0.17	$0.09	$0.07
Net earnings per share - basic	$0.02	$0.23	$0.20	$0.14
Earnings (loss) per common share - diluted:
Continuing operations	$—	$0.06	$0.11	$0.07
Discontinued operations	$0.02	$0.17	$0.09	$0.07
Net earnings per share - diluted	$0.02	$0.23	$0.20	$0.14
Weighted average shares outstanding:
Basic	133,946,308	134,142,552	134,511,819	134,912,212
Diluted	133,946,308	135,323,024	135,649,710	136,151,739